Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000101132 | Energy
Holdings [Line Items]
Percent of Total Investments	26.90%
C000101132 | Agriculture
Holdings [Line Items]
Percent of Total Investments	25.10%
C000101132 | Industrial Metals
Holdings [Line Items]
Percent of Total Investments	23.50%
C000101132 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	18.10%
C000101132 | Livestock
Holdings [Line Items]
Percent of Total Investments	6.30%
C000101132 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000101132 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	94.10%
C000111445 | Energy
Holdings [Line Items]
Percent of Total Investments	26.90%
C000111445 | Agriculture
Holdings [Line Items]
Percent of Total Investments	25.10%
C000111445 | Industrial Metals
Holdings [Line Items]
Percent of Total Investments	23.50%
C000111445 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	18.10%
C000111445 | Livestock
Holdings [Line Items]
Percent of Total Investments	6.30%
C000111445 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000111445 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	94.10%
C000014418 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	8.40%
C000014418 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.20%
C000014418 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.20%
C000014418 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014418 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.70%
C000014418 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014418 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014418 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014418 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014418 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014418 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014418 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014418 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014418 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014418 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014418 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014418 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000014418 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000014418 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000014418 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000014418 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014418 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000081632 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	8.40%
C000081632 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.20%
C000081632 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.20%
C000081632 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.80%
C000081632 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.70%
C000081632 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000081632 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000081632 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000081632 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	2.40%
C000081632 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	2.40%
C000081632 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081632 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081632 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081632 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081632 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081632 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081632 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000081632 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000081632 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000081632 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000081632 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000081632 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000047558 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	8.40%
C000047558 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.20%
C000047558 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.20%
C000047558 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.80%
C000047558 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.70%
C000047558 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000047558 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000047558 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000047558 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	2.40%
C000047558 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	2.40%
C000047558 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047558 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047558 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047558 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047558 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047558 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047558 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000047558 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000047558 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000047558 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000047558 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000047558 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000014485 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014485 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014485 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014485 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014485 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014485 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014485 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014485 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014485 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014485 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014485 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014485 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014485 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014485 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014485 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014485 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014485 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000014485 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014485 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014485 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000014485 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000014485 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000014487 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014487 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014487 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014487 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014487 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014487 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014487 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014487 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014487 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014487 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014487 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014487 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014487 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014487 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014487 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014487 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014487 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000014487 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014487 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014487 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000014487 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000014487 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000014488 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014488 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014488 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014488 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014488 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014488 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014488 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014488 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014488 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014488 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014488 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014488 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014488 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014488 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014488 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014488 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014488 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000014488 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014488 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014488 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000014488 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000014488 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000014466 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014466 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014466 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014466 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014466 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014466 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014466 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014466 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014466 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014466 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014466 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014466 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014466 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014466 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014466 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014466 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014466 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000014466 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014466 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014466 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000014466 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000014466 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000014468 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014468 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014468 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014468 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014468 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014468 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014468 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014468 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014468 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014468 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014468 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014468 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014468 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014468 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014468 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014468 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014468 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000014468 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014468 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014468 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000014468 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000014468 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000014469 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014469 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014469 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014469 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014469 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014469 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014469 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014469 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014469 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014469 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014469 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014469 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014469 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014469 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014469 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000014469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014469 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000014469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000014469 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%